Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-Current Assets
B.6. Other non-current assets
Other non-current assets comprise:

(€ million)	June 30, 2025	December 31, 2024
Equity instruments at fair value through other comprehensive income	2,105	1,559
Debt instruments at fair value through other comprehensive income	362	357
Other financial assets at fair value through profit or loss	965	1,027
Pre-funded pension obligations	146	156
Long-term prepaid expenses	143	152
Long-term loans and advances and other non-current receivables	382	502
Derivative financial instruments	6	—
Total	4,109	3,753